Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended				3 Months Ended		12 Months Ended			0 Months Ended		2 Months Ended	1 Months Ended
	Oct. 14, 2014	Jul. 22, 2014	Nov. 18, 2013	Mar. 31, 2013	Oct. 31, 2013	Jul. 31, 2013	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	Aug. 16, 2012	Oct. 08, 2012	Mar. 31, 2014	Mar. 28, 2014
Commitments And Contingencies [Line Items]
Maximum Allowance For New Premises Improved Provided By Landlord	$ 659,360
Operating Leases, Rent Expense	37,913.20	32,872.50					210,302	97,402
Annual Increases In Base Rent Each Year	43,957.33
Maximum Amount of Increase In Lease Rent Subject To Other Terms of Lease	228,049.27
Salaries, Wages and Officers' Compensation				225,000
Professional Fee Payable Per Month			15,000
Stock Issued During Period, Shares, Issued For Services					16,250	18,000			60,000
Health Insurance Expense				1,200
Consulting Expenses Payable Per Month			2,000
Executive Vice President [Member]
Commitments And Contingencies [Line Items]
Professional Fee Payable Per Month										11,900
Stock Issued During Period, Shares, Issued For Services										70,000
Development Stage Entities, Equity Issuance, Per Share Amount										$ 0.01
Chief Of Strategy and Business Development [Member]
Commitments And Contingencies [Line Items]
Professional Fee Payable Per Month											10,000
Stock Issued During Period, Shares, Issued For Services											5,000
Notice Period For Termination Of Agreement											90 days
Deferred Compensation Arrangement With Individual Percentage Of Discount From Fair Market Value											30.00%
Development Stage Entities, Equity Issuance, Per Share Amount											$ 2.10
Employment Agreements
Commitments And Contingencies [Line Items]
Salaries, Wages and Officers' Compensation												200,000
Hospitalist Participation Agreements
Commitments And Contingencies [Line Items]
Car And Communications Allowance													55,000
Salaries, Wages and Officers' Compensation													$ 195,000